SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011 item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of reporting units	1	1	1
Impairment of goodwill	0	0	0